Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Income Statement [Abstract]
Time charter and voyage revenues	$ 46,549	$ 47,745	$ 93,039	$ 94,563
Time charter and voyage expenses	(1,940)	(2,484)	(5,038)	(6,013)
Direct vessel expenses	(2,385)	(1,530)	(4,934)	(3,113)
Vessel operating expenses (management fees entirely through related parties transactions)	(21,930)	(16,496)	(44,135)	(33,106)
General and administrative expenses	(6,983)	(6,515)	(11,128)	(10,528)
Depreciation and amortization	(13,663)	(13,240)	(27,300)	(26,732)
Vessels impairment loss	(6,800)	0	(6,800)	(7,345)
Impairment of receivable in affiliated company	0	0	(6,900)	0
Interest expense and finance cost, net	(6,275)	(12,246)	(13,219)	(23,760)
Interest income	176	1,791	371	3,534
Other income	1,279	374	2,183	591
Other expense	(1,959)	(4,090)	(2,472)	(4,322)
Equity in net earnings of affiliated companies	(710)	168	968	185
Net loss	$ (14,641)	$ (6,523)	$ (25,365)	$ (16,046)
Loss per unit:
Common unit (basic and diluted)	(1.32)	(0.59)	(2.29)	(1.44)